Basis of Presentation and Summary of Significant Accounting Policies - Revenue (Details)	12 Months Ended
Dec. 31, 2018
Revenue
Revenue, Practical Expedient, Financing Component	true
Revenue, Practical Expedient, Performance Obligations	true
Revenue, Practical Expedient, Unsatisfied Performance Obligation	true
Minimum
Revenue
Capitalized Contract Cost, Amortization Period	20 months
Term of contract	3 years
Maximum
Revenue
Capitalized Contract Cost, Amortization Period	7 years
Term of contract	10 years